CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - UNAUDITED - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Expenses:
Research and development expenses	$ 2,183,349	$ 3,020,432	$ 5,712,733	$ 5,752,597
General and administrative expenses	2,146,652	2,891,177	4,165,938	5,085,986
Total Operating Expenses	4,330,001	5,911,609	9,878,671	10,838,583
Loss from Operations	(4,330,001)	(5,911,609)	(9,878,671)	(10,838,583)
Other Income (Expenses):
Interest income	1,515	1,152	5,250	2,162
Changes in fair value of warrant liabilities - (loss)		(1,555,609)		(606,153)
Foreign currency exchange gains (losses)	(12,754)	27,992	(298,608)	261,396
Other expenses	(5,095)	(1,741)	(12,807)	(4,044)
Total Other Expenses	(16,334)	(1,528,206)	(306,165)	(346,639)
Net Loss	(4,346,335)	(7,439,815)	(10,184,836)	(11,185,222)
Other Comprehensive (Loss) Income:
Foreign Currency Translation Adjustment	(78,118)	(46,037)	227,979	(268,762)
Comprehensive Loss	$ (4,424,453)	$ (7,485,852)	$ (9,956,857)	$ (11,453,984)
Loss per ordinary share (basic and diluted)	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted average ordinary shares (basic and diluted)	3,847,352,386	3,002,482,637	3,874,631,250	2,759,381,673